CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Preferred stock, shares authorized	4,000,000	4,000,000	4,000,000
Preferred stock, shares issued	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	35,000,000	35,000,000	25,000,000
Common stock, shares issued	22,102,502	22,090,127	20,732,500
Common stock, shares outstanding	22,102,502	22,090,127	20,732,500
Treasury stock, shares	145,335	145,335	80,076